Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — 96.5%
Advertising — 0.1%
Omnicom Group, Inc.	3,624	$307,605
The Interpublic Group of Cos., Inc.	6,367	225,710
		533,315
Aerospace & Defense — 1.6%
General Dynamics Corp.	3,900	940,602
Howmet Aerospace, Inc.	6,325	227,320
L3Harris Technologies, Inc.	3,319	824,672
Lockheed Martin Corp.	4,137	1,826,072
Northrop Grumman Corp.	2,474	1,106,422
Raytheon Technologies Corp.	25,389	2,515,288
Teledyne Technologies, Inc.*	765	361,562
The Boeing Co.*	9,258	1,772,907
TransDigm Group, Inc.*	905	589,644
		10,164,489
Agriculture — 0.8%
Altria Group, Inc.	31,007	1,620,116
Archer-Daniels-Midland Co.	9,458	853,679
Philip Morris International, Inc.	26,409	2,480,861
		4,954,656
Airlines — 0.2%
Alaska Air Group, Inc.*	2,219	128,724
American Airlines Group, Inc.*	11,517	210,185
Delta Air Lines, Inc.*	10,994	435,033
Southwest Airlines Co.*	9,817	449,619
United Airlines Holdings, Inc.*	5,556	257,576
		1,481,137
Apparel — 0.6%
NIKE, Inc., Class B	21,673	2,916,319
PVH Corp.	1,149	88,025
Ralph Lauren Corp.	856	97,104
Tapestry, Inc.	4,359	161,937
Under Armour, Inc., Class A*	3,386	57,630
Under Armour, Inc., Class C*	3,927	61,104
VF Corp.	5,520	313,867
		3,695,986
Auto Manufacturers — 2.8%
Cummins, Inc.	2,388	489,803
Ford Motor Co.	67,210	1,136,521
General Motors Co.*	24,831	1,086,108
PACCAR, Inc.	5,813	511,951
Tesla, Inc.*	14,190	15,291,144
		18,515,527
Auto Parts & Equipment — 0.1%
Aptiv PLC*	4,636	554,975
BorgWarner, Inc.	4,082	158,790
		713,765
Banks — 4.6%
Bank of America Corp.	120,603	4,971,256
Citigroup, Inc.	33,516	1,789,754
Citizens Financial Group, Inc.	7,338	332,632
Comerica, Inc.	2,216	200,393
	Number of Shares	Value†

Banks — (continued)
Fifth Third Bancorp	11,377	$489,666
First Republic Bank	3,051	494,567
Huntington Bancshares, Inc.	24,330	355,705
JPMorgan Chase & Co.	50,067	6,825,133
KeyCorp.	15,655	350,359
M&T Bank Corp.	2,175	368,663
Morgan Stanley	23,967	2,094,716
Northern Trust Corp.	3,545	412,815
Regions Financial Corp.	16,177	360,100
Signature Bank	1,086	318,730
State Street Corp.	6,183	538,663
SVB Financial Group*	994	556,093
The Bank of New York Mellon Corp.	12,676	629,110
The Goldman Sachs Group, Inc.	5,746	1,896,755
The PNC Financial Services Group, Inc.	7,114	1,312,177
Truist Financial Corp.	22,693	1,286,693
US Bancorp	23,056	1,225,426
Wells Fargo & Co.	65,927	3,194,822
Zions Bancorp NA	2,571	168,555
		30,172,783
Beverages — 1.5%
Brown-Forman Corp., Class B	3,022	202,534
Constellation Brands, Inc., Class A	2,787	641,902
Molson Coors Beverage Co., Class B	3,112	166,119
Monster Beverage Corp.*	6,409	512,079
PepsiCo, Inc.	23,434	3,922,383
The Coca-Cola Co.	65,882	4,084,684
		9,529,701
Biotechnology — 1.5%
Amgen, Inc.	9,557	2,311,074
Biogen, Inc.*	2,477	521,656
Bio-Rad Laboratories, Inc., Class A*	377	212,338
Corteva, Inc.	12,206	701,601
Gilead Sciences, Inc.	21,417	1,273,241
Illumina, Inc.*	2,653	926,958
Incyte Corp.*	3,115	247,393
Moderna, Inc.*	6,000	1,033,560
Regeneron Pharmaceuticals, Inc.*	1,793	1,252,267
Vertex Pharmaceuticals, Inc.*	4,290	1,119,561
		9,599,649
Building Materials — 0.4%
Carrier Global Corp.	14,563	668,005
Fortune Brands Home & Security, Inc.	2,304	171,141
Johnson Controls International PLC	11,938	782,775
Martin Marietta Materials, Inc.	1,057	406,829
Masco Corp.	4,262	217,362
Vulcan Materials Co.	2,276	418,101
		2,664,213
Chemicals — 1.6%
Air Products and Chemicals, Inc.	3,716	928,666
Albemarle Corp.	1,985	438,983
Celanese Corp.	1,885	269,310

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Chemicals — (continued)
CF Industries Holdings, Inc.	3,604	$371,428
Dow, Inc.	12,574	801,215
DuPont de Nemours, Inc.	8,678	638,527
Eastman Chemical Co.	2,246	251,687
Ecolab, Inc.	4,246	749,674
FMC Corp.	2,141	281,691
International Flavors & Fragrances, Inc.	4,262	559,728
Linde PLC	8,694	2,777,124
LyondellBasell Industries N.V., Class A	4,434	455,904
PPG Industries, Inc.	4,009	525,460
The Mosaic Co.	6,108	406,182
The Sherwin-Williams Co.	4,124	1,029,433
		10,485,012
Commercial Services — 1.8%
Automatic Data Processing, Inc.	7,109	1,617,582
Cintas Corp.	1,514	644,041
Equifax, Inc.	2,039	483,447
FleetCor Technologies, Inc.*	1,341	333,989
Gartner, Inc.*	1,363	405,438
Global Payments, Inc.	4,905	671,200
MarketAxess Holdings, Inc.	652	221,810
Moody's Corp.	2,754	929,227
Nielsen Holdings PLC	6,031	164,284
PayPal Holdings, Inc.*	19,699	2,278,189
Quanta Services, Inc.	2,481	326,524
Robert Half International, Inc.	1,870	213,517
Rollins, Inc.	3,704	129,825
S&P Global, Inc.	5,986	2,455,338
United Rentals, Inc.*	1,241	440,816
Verisk Analytics, Inc.	2,703	580,145
		11,895,372
Computers — 8.5%
Accenture PLC, Class A	10,707	3,610,722
Apple, Inc.	262,860	45,897,985
Cognizant Technology Solutions Corp., Class A	8,901	798,153
DXC Technology Co.*	4,316	140,831
EPAM Systems, Inc.*	987	292,754
Fortinet, Inc.*	2,320	792,837
Hewlett Packard Enterprise Co.	22,385	374,053
HP, Inc.	18,364	666,613
International Business Machines Corp.	15,285	1,987,356
Leidos Holdings, Inc.	2,377	256,763
NetApp, Inc.	3,879	321,957
Seagate Technology Holdings PLC	3,505	315,099
Western Digital Corp.*	5,440	270,096
		55,725,219
Cosmetics & Personal Care — 1.3%
Colgate-Palmolive Co.	14,301	1,084,445
The Estee Lauder Cos., Inc., Class A	3,931	1,070,490
The Procter & Gamble Co.	40,657	6,212,389
		8,367,324
	Number of Shares	Value†

Distribution & Wholesale — 0.3%
Copart, Inc.*	3,600	$451,692
Fastenal Co.	9,612	570,953
LKQ Corp.	4,551	206,661
Pool Corp.	665	281,195
W.W. Grainger, Inc.	728	375,495
		1,885,996
Diversified Financial Services — 3.7%
American Express Co.	10,433	1,950,971
Ameriprise Financial, Inc.	1,870	561,673
BlackRock, Inc.	2,416	1,846,235
Capital One Financial Corp.	6,969	914,960
Cboe Global Markets, Inc.	1,775	203,095
CME Group, Inc.	6,108	1,452,849
Discover Financial Services	4,957	546,212
Franklin Resources, Inc.	4,610	128,711
Intercontinental Exchange, Inc.	9,515	1,257,122
Invesco Ltd.	6,199	142,949
Mastercard, Inc., Class A	14,616	5,223,466
Nasdaq, Inc.	1,961	349,450
Raymond James Financial, Inc.	3,103	341,051
Synchrony Financial	9,228	321,227
T. Rowe Price Group, Inc.	3,806	575,429
The Charles Schwab Corp.	25,512	2,150,917
Visa, Inc., Class A	28,137	6,239,942
		24,206,259
Electric — 2.6%
Alliant Energy Corp.	4,369	272,975
Ameren Corp.	4,267	400,074
American Electric Power Co., Inc.	8,577	855,727
CenterPoint Energy, Inc.	10,475	320,954
CMS Energy Corp.	4,889	341,937
Consolidated Edison, Inc.	5,958	564,103
Constellation Energy Corp.	5,611	315,619
Dominion Energy, Inc.	13,839	1,175,900
DTE Energy Co.	3,228	426,774
Duke Energy Corp.	13,073	1,459,731
Edison International	6,456	452,566
Entergy Corp.	3,409	398,001
Evergy, Inc.	3,791	259,077
Eversource Energy	5,903	520,586
Exelon Corp.	16,430	782,561
FirstEnergy Corp.	9,833	450,941
NextEra Energy, Inc.	33,276	2,818,810
NRG Energy, Inc.	4,337	166,367
Pinnacle West Capital Corp.	1,859	145,188
PPL Corp.	12,461	355,886
Public Service Enterprise Group, Inc.	8,472	593,040
Sempra Energy	5,337	897,256
The AES Corp.	11,235	289,076
The Southern Co.	17,898	1,297,784
WEC Energy Group, Inc.	5,269	525,899
Xcel Energy, Inc.	9,035	652,056
		16,738,888

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Electrical Components & Equipment — 0.3%
AMETEK, Inc.	3,848	$512,477
Emerson Electric Co.	10,060	986,383
Generac Holdings, Inc.*	1,089	323,716
		1,822,576
Electronics — 1.0%
Agilent Technologies, Inc.	5,156	682,293
Allegion PLC	1,496	164,231
Amphenol Corp., Class A	10,140	764,049
Fortive Corp.	6,025	367,103
Garmin Ltd.	2,539	301,151
Honeywell International, Inc.	11,681	2,272,889
Keysight Technologies, Inc.*	3,100	489,707
Mettler-Toledo International, Inc.*	386	530,051
TE Connectivity Ltd.	5,472	716,723
Trimble, Inc.*	4,300	310,202
		6,598,399
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.*	2,300	464,094
SolarEdge Technologies, Inc.*	900	290,133
		754,227
Engineering & Construction — 0.0%
Jacobs Engineering Group, Inc.	2,173	299,461
Entertainment — 0.1%
Caesars Entertainment, Inc.*	3,669	283,834
Live Nation Entertainment, Inc.*	2,200	258,808
Penn National Gaming, Inc.*	2,612	110,801
		653,443
Environmental Control — 0.3%
Pentair PLC	2,923	158,456
Republic Services, Inc.	3,500	463,750
Waste Management, Inc.	6,536	1,035,956
		1,658,162
Food — 1.0%
Campbell Soup Co.	3,301	147,126
Conagra Brands, Inc.	8,186	274,804
General Mills, Inc.	10,190	690,067
Hormel Foods Corp.	4,706	242,547
Kellogg Co.	4,273	275,566
Lamb Weston Holdings, Inc.	2,600	155,766
McCormick & Co., Inc.	4,233	422,453
Mondelez International, Inc., Class A	23,541	1,477,904
Sysco Corp.	8,556	698,597
The Hershey Co.	2,461	533,126
The J.M. Smucker Co.	1,836	248,613
The Kraft Heinz Co.	11,955	470,908
The Kroger Co.	11,338	650,461
Tyson Foods, Inc., Class A	5,067	454,155
		6,742,093
Forest Products & Paper — 0.1%
International Paper Co.	6,646	306,713
	Number of Shares	Value†

Gas — 0.1%
Atmos Energy Corp.	2,319	$277,097
NiSource, Inc.	6,920	220,056
		497,153
Hand & Machine Tools — 0.1%
Snap-on, Inc.	901	185,137
Stanley Black & Decker, Inc.	2,788	389,735
		574,872
Healthcare Products — 3.9%
Abbott Laboratories	29,973	3,547,604
ABIOMED, Inc.*	773	256,049
Align Technology, Inc.*	1,249	544,564
Baxter International, Inc.	8,505	659,478
Bio-Techne Corp.	680	294,467
Boston Scientific Corp.*	24,003	1,063,093
Danaher Corp.	10,784	3,163,271
DENTSPLY SIRONA, Inc.	3,666	180,441
Edwards Lifesciences Corp.*	10,542	1,241,004
Henry Schein, Inc.*	2,410	210,128
Hologic, Inc.*	4,393	337,470
IDEXX Laboratories, Inc.*	1,425	779,561
Intuitive Surgical, Inc.*	6,100	1,840,248
Medtronic PLC	22,830	2,532,988
PerkinElmer, Inc.	2,172	378,927
ResMed, Inc.	2,447	593,422
STERIS PLC	1,700	411,009
Stryker Corp.	5,675	1,517,211
Teleflex, Inc.	811	287,767
The Cooper Cos., Inc.	837	349,523
Thermo Fisher Scientific, Inc.	6,679	3,944,951
Waters Corp.*	1,045	324,358
West Pharmaceutical Services, Inc.	1,232	505,995
Zimmer Biomet Holdings, Inc.	3,466	443,301
		25,406,830
Healthcare Services — 2.4%
Anthem, Inc.	4,099	2,013,511
Catalent, Inc.*	3,102	344,012
Centene Corp.*	9,987	840,806
Charles River Laboratories International, Inc.*	877	249,042
DaVita, Inc.*	1,114	126,005
HCA Healthcare, Inc.	4,039	1,012,254
Humana, Inc.	2,160	939,967
IQVIA Holdings, Inc.*	3,249	751,201
Laboratory Corp. of America Holdings*	1,613	425,284
Molina Healthcare, Inc.*	1,000	333,590
Quest Diagnostics, Inc.	2,068	283,026
UnitedHealth Group, Inc.	15,958	8,138,101
Universal Health Services, Inc., Class B	1,198	173,650
		15,630,449
Home Builders — 0.2%
D.R. Horton, Inc.	5,451	406,154
Lennar Corp., Class A	4,582	371,921

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Home Builders — (continued)
NVR, Inc.*	53	$236,765
PulteGroup, Inc.	4,322	181,092
		1,195,932
Home Furnishings — 0.0%
Whirlpool Corp.	1,045	180,555
Household Products & Wares — 0.3%
Avery Dennison Corp.	1,404	244,254
Church & Dwight Co., Inc.	4,176	415,011
Kimberly-Clark Corp.	5,721	704,598
Newell Brands, Inc.	6,181	132,335
The Clorox Co.	2,124	295,300
		1,791,498
Insurance — 3.7%
Aflac, Inc.	10,160	654,202
American International Group, Inc.	14,105	885,371
Aon PLC, Class A	3,643	1,186,270
Arthur J. Gallagher & Co.	3,523	615,116
Assurant, Inc.	984	178,921
Berkshire Hathaway, Inc., Class B*	31,037	10,953,268
Brown & Brown, Inc.	4,000	289,080
Chubb Ltd.	7,318	1,565,320
Cincinnati Financial Corp.	2,604	354,040
Everest Re Group Ltd.	649	195,596
Globe Life, Inc.	1,507	151,604
Lincoln National Corp.	2,809	183,596
Loews Corp.	3,414	221,296
Marsh & McLennan Cos., Inc.	8,583	1,462,715
MetLife, Inc.	11,807	829,796
Principal Financial Group, Inc.	4,125	302,816
Prudential Financial, Inc.	6,413	757,824
The Allstate Corp.	4,853	672,189
The Hartford Financial Services Group, Inc.	5,716	410,466
The Progressive Corp.	9,854	1,123,257
The Travelers Cos., Inc.	4,055	740,970
W.R. Berkley Corp.	3,450	229,736
Willis Towers Watson PLC	2,101	496,298
		24,459,747
Internet — 10.4%
Alphabet, Inc., Class A*	5,098	14,179,322
Alphabet, Inc., Class C*	4,708	13,149,397
Amazon.com, Inc.*	7,419	24,185,569
Booking Holdings, Inc.*	698	1,639,218
CDW Corp.	2,300	411,447
eBay, Inc.	10,622	608,216
Etsy, Inc.*	2,200	273,416
Expedia Group, Inc.*	2,586	506,003
F5, Inc.*	989	206,651
Match Group, Inc.*	4,800	521,952
Meta Platforms, Inc., Class A*	39,176	8,711,175
Netflix, Inc.*	7,513	2,814,295
Nortonlifelock, Inc.	9,740	258,305
Twitter, Inc.*	13,375	517,479
	Number of Shares	Value†

Internet — (continued)
VeriSign, Inc.*	1,629	$362,387
		68,344,832
Iron & Steel — 0.1%
Nucor Corp.	4,570	679,331
Leisure Time — 0.1%
Carnival Corp.*	13,604	275,073
Norwegian Cruise Line Holdings Ltd.*	7,409	162,109
Royal Caribbean Cruises Ltd.*	3,857	323,139
		760,321
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.*	4,658	706,805
Las Vegas Sands Corp.*	5,905	229,527
Marriott International, Inc., Class A*	4,608	809,856
MGM Resorts International	6,232	261,370
Wynn Resorts Ltd.*	1,735	138,349
		2,145,907
Machinery — Construction & Mining — 0.3%
Caterpillar, Inc.	9,218	2,053,955
Machinery — Diversified — 0.7%
Deere & Co.	4,764	1,979,252
Dover Corp.	2,461	386,131
IDEX Corp.	1,300	249,249
Ingersoll Rand, Inc.	7,057	355,320
Nordson Corp.	900	204,372
Otis Worldwide Corp.	7,206	554,502
Rockwell Automation, Inc.	1,946	544,938
Westinghouse Air Brake Technologies Corp.	3,094	297,550
Xylem, Inc.	3,067	261,492
		4,832,806
Media — 1.6%
Charter Communications, Inc., Class A*	2,010	1,096,495
Comcast Corp., Class A	76,573	3,585,148
Discovery, Inc., Class A*	2,889	71,994
Discovery, Inc., Class C*	5,277	131,767
DISH Network Corp., Class A*	4,152	131,411
FactSet Research Systems, Inc.	645	280,027
Fox Corp., Class A	5,368	211,767
Fox Corp., Class B	2,720	98,682
News Corp., Class A	6,937	153,654
News Corp., Class B	2,500	56,300
Paramount Global, Class B	10,467	395,757
The Walt Disney Co.*	30,976	4,248,668
		10,461,670
Mining — 0.4%
Freeport-McMoRan, Inc.	24,710	1,229,075
Newmont Corp.	13,631	1,082,983
		2,312,058

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Miscellaneous Manufacturing — 1.0%
3M Co.	9,721	$1,447,262
A.O. Smith Corp.	2,201	140,622
Eaton Corp. PLC	6,712	1,018,613
General Electric Co.	18,598	1,701,717
Illinois Tool Works, Inc.	4,855	1,016,637
Parker-Hannifin Corp.	2,186	620,299
Textron, Inc.	3,641	270,818
Trane Technologies PLC	4,034	615,992
		6,831,960
Office & Business Equipment — 0.1%
Zebra Technologies Corp., Class A*	900	372,330
Oil & Gas — 3.2%
APA Corp.	6,242	257,982
Chevron Corp.	32,649	5,316,237
ConocoPhillips	22,019	2,201,900
Coterra Energy, Inc.	14,024	378,227
Devon Energy Corp.	10,624	628,197
Diamondback Energy, Inc.	2,900	397,532
EOG Resources, Inc.	9,861	1,175,727
Exxon Mobil Corp.	71,711	5,922,611
Hess Corp.	4,675	500,412
Marathon Oil Corp.	12,965	325,551
Marathon Petroleum Corp.	9,821	839,696
Occidental Petroleum Corp.	14,959	848,774
Phillips 66	7,998	690,947
Pioneer Natural Resources Co.	3,883	970,866
Valero Energy Corp.	6,842	694,737
		21,149,396
Oil & Gas Services — 0.3%
Baker Hughes Co.	15,563	566,649
Halliburton Co.	15,039	569,527
Schlumberger Ltd.	23,785	982,558
		2,118,734
Packaging and Containers — 0.2%
Amcor PLC	26,132	296,076
Ball Corp.	5,458	491,220
Packaging Corp. of America	1,598	249,464
Sealed Air Corp.	2,463	164,922
Westrock Co.	4,676	219,912
		1,421,594
Pharmaceuticals — 5.6%
AbbVie, Inc.	29,953	4,855,681
AmerisourceBergen Corp.	2,507	387,858
Becton Dickinson and Co.	4,834	1,285,844
Bristol-Myers Squibb Co.	36,971	2,699,992
Cardinal Health, Inc.	4,830	273,861
Cigna Corp.	5,449	1,305,635
CVS Health Corp.	22,307	2,257,691
Dexcom, Inc.*	1,625	831,350
Eli Lilly & Co.	13,457	3,853,681
Johnson & Johnson	44,605	7,905,344
McKesson Corp.	2,583	790,734
	Number of Shares	Value†

Pharmaceuticals — (continued)
Merck & Co., Inc.	42,819	$3,513,299
Organon & Co.	4,105	143,388
Pfizer, Inc.	95,056	4,921,049
Viatris, Inc.	20,379	221,724
Zoetis, Inc.	7,985	1,505,891
		36,753,022
Pipelines — 0.3%
Kinder Morgan, Inc.	32,740	619,113
ONEOK, Inc.	7,660	541,026
The Williams Cos., Inc.	20,419	682,199
		1,842,338
Real Estate — 0.1%
CBRE Group, Inc., Class A*	5,618	514,159
Retail — 4.8%
Advance Auto Parts, Inc.	1,035	214,204
AutoZone, Inc.*	356	727,870
Bath & Body Works, Inc.	4,657	222,605
Best Buy Co., Inc.	3,718	337,966
CarMax, Inc.*	2,770	267,250
Chipotle Mexican Grill, Inc.*	477	754,628
Costco Wholesale Corp.	7,545	4,344,788
Darden Restaurants, Inc.	2,210	293,820
Dollar General Corp.	3,968	883,396
Dollar Tree, Inc.*	3,805	609,371
Domino's Pizza, Inc.	623	253,567
Genuine Parts Co.	2,449	308,623
Lowe's Cos., Inc.	11,431	2,311,234
McDonald's Corp.	12,670	3,133,038
O'Reilly Automotive, Inc.*	1,145	784,279
Ross Stores, Inc.	6,029	545,383
Starbucks Corp.	19,511	1,774,916
Target Corp.	8,095	1,717,921
The Home Depot, Inc.	17,717	5,303,230
The TJX Cos., Inc.	20,447	1,238,679
Tractor Supply Co.	1,958	456,938
Ulta Beauty, Inc.*	904	359,991
Walgreens Boots Alliance, Inc.	12,286	550,044
Walmart, Inc.	23,944	3,565,740
Yum! Brands, Inc.	4,960	587,909
		31,547,390
Savings & Loans — 0.0%
People's United Financial, Inc.	6,984	139,610
Semiconductors — 5.8%
Advanced Micro Devices, Inc.*	27,718	3,030,686
Analog Devices, Inc.	8,869	1,464,982
Applied Materials, Inc.	15,010	1,978,318
Broadcom, Inc.	6,991	4,402,093
Intel Corp.	68,954	3,417,360
IPG Photonics Corp.*	667	73,210
KLA Corp.	2,569	940,408
Lam Research Corp.	2,369	1,273,598
Microchip Technology, Inc.	9,384	705,114

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
Micron Technology, Inc.	18,883	$1,470,797
Monolithic Power Systems, Inc.	748	363,289
NVIDIA Corp.	42,370	11,561,078
NXP Semiconductors N.V.	4,491	831,194
Qorvo, Inc.*	1,932	239,761
QUALCOMM, Inc.	19,187	2,932,157
Skyworks Solutions, Inc.	2,852	380,115
Teradyne, Inc.	2,800	331,044
Texas Instruments, Inc.	15,662	2,873,664
		38,268,868
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	650	129,636
Software — 9.8%
Activision Blizzard, Inc.	13,121	1,051,123
Adobe, Inc.*	7,984	3,637,670
Akamai Technologies, Inc.*	2,693	321,517
ANSYS, Inc.*	1,499	476,157
Autodesk, Inc.*	3,696	792,238
Broadridge Financial Solutions, Inc.	1,970	306,749
Cadence Design Systems, Inc.*	4,655	765,561
Ceridian HCM Holding, Inc.*	2,300	157,228
Cerner Corp.	4,956	463,684
Citrix Systems, Inc.	2,040	205,836
Electronic Arts, Inc.	4,842	612,562
Fidelity National Information Services, Inc.	10,412	1,045,573
Fiserv, Inc.*	10,005	1,014,507
Intuit, Inc.	4,805	2,310,436
Jack Henry & Associates, Inc.	1,200	236,460
Microsoft Corp.	127,106	39,188,051
MSCI, Inc.	1,402	705,038
Oracle Corp.	26,724	2,210,877
Paychex, Inc.	5,356	730,933
Paycom Software, Inc.*	800	277,104
PTC, Inc.*	1,700	183,124
Roper Technologies, Inc.	1,777	839,153
salesforce.com, Inc.*	16,763	3,559,120
ServiceNow, Inc.*	3,409	1,898,438
Synopsys, Inc.*	2,564	854,504
Take-Two Interactive Software, Inc.*	1,968	302,560
Tyler Technologies, Inc.*	709	315,427
		64,461,630
Telecommunications — 2.1%
Arista Networks, Inc.*	3,788	526,456
AT&T, Inc.	121,097	2,861,522
Cisco Systems, Inc.	71,476	3,985,502
Corning, Inc.	12,950	477,984
Juniper Networks, Inc.	5,318	197,617
Lumen Technologies, Inc.	15,200	171,304
Motorola Solutions, Inc.	2,828	684,942
T-Mobile USA, Inc.*	9,941	1,275,927
Verizon Communications, Inc.	71,203	3,627,081
		13,808,335
	Number of Shares	Value†

Textiles — 0.0%
Mohawk Industries, Inc.*	967	$120,101
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	2,270	185,959
Transportation — 1.6%
C.H. Robinson Worldwide, Inc.	2,140	230,500
CSX Corp.	37,708	1,412,165
Expeditors International of Washington, Inc.	2,864	295,450
FedEx Corp.	4,161	962,814
J.B. Hunt Transport Services, Inc.	1,395	280,102
Norfolk Southern Corp.	4,074	1,161,986
Old Dominion Freight Line, Inc.	1,596	476,693
Union Pacific Corp.	10,776	2,944,111
United Parcel Service, Inc., Class B	12,367	2,652,227
		10,416,048
Water — 0.1%
American Water Works Co., Inc.	3,120	516,454
TOTAL COMMON STOCKS (Cost $278,843,626)		632,089,845

REAL ESTATE INVESTMENT TRUSTS — 2.6%
Apartments — 0.3%
AvalonBay Communities, Inc.	2,357	585,408
Equity Residential	5,850	526,032
Essex Property Trust, Inc.	1,109	383,137
Mid-America Apartment Communities, Inc.	1,948	408,009
UDR, Inc.	5,193	297,922
		2,200,508
Diversified — 1.0%
American Tower Corp.	7,705	1,935,650
Crown Castle International Corp.	7,349	1,356,626
Digital Realty Trust, Inc.	4,845	687,021
Duke Realty Corp.	6,421	372,803
Equinix, Inc.	1,517	1,125,038
SBA Communications Corp.	1,824	627,638
Weyerhaeuser Co.	12,816	485,726
		6,590,502
Healthcare — 0.2%
Healthpeak Properties, Inc.	9,163	314,566
Ventas, Inc.	6,740	416,262
Welltower, Inc.	7,464	717,589
		1,448,417
Hotels & Resorts — 0.0%
Host Hotels & Resorts, Inc.	11,744	228,186
Industrial — 0.3%
Prologis, Inc.	12,612	2,036,586
Office Property — 0.2%
Alexandria Real Estate Equities, Inc.	2,424	487,830

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Office Property — (continued)
Boston Properties, Inc.	2,423	$312,083
Vornado Realty Trust	2,813	127,485
		927,398
Regional Malls — 0.1%
Simon Property Group, Inc.	5,588	735,157
Single Tenant — 0.1%
Realty Income Corp.	9,493	657,865
Storage & Warehousing — 0.3%
Extra Space Storage, Inc.	2,279	468,562
Iron Mountain, Inc.	4,819	267,021
Public Storage	2,568	1,002,239
		1,737,822
Strip Centers — 0.1%
Federal Realty Investment Trust	1,233	150,512
Kimco Realty Corp.	10,412	257,177
Regency Centers Corp.	2,676	190,906
		598,595
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $9,568,756)		17,161,036
	Number ofShares	Value†
SHORT-TERM INVESTMENTS — 1.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.230%) (Cost $6,734,087)	6,734,087	$6,734,087
TOTAL INVESTMENTS — 100.1% (Cost $295,146,469)		$655,984,968
Other Assets & Liabilities — (0.1)%		(547,782)
TOTAL NET ASSETS — 100.0%		$655,437,186

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
N.V.— Naamloze Vennootschap.
NA— National Association.
PLC— Public Limited Company.
S&P— Standards & Poor's

Futures contracts held by the Fund at March 31, 2022 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	E-mini S&P 500 Index	06/17/22	32	50	$4,531	$7,249,200	$524,887	$—
							$524,887	$—